Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
December 31, 2021
Z40-NPRT3-0322
1.9884245.104
Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,243	53,345
Fidelity Series Commodity Strategy Fund (a)	2,437	9,968
Fidelity Series Large Cap Growth Index Fund (a)	1,747	33,808
Fidelity Series Large Cap Stock Fund (a)	1,979	37,588
Fidelity Series Large Cap Value Index Fund (a)	4,623	71,938
Fidelity Series Small Cap Opportunities Fund (a)	1,207	18,006
Fidelity Series Value Discovery Fund (a)	1,606	26,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $236,267)		251,267

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	996	14,466
Fidelity Series Emerging Markets Fund (a)	676	7,109
Fidelity Series Emerging Markets Opportunities Fund (a)	3,041	63,921
Fidelity Series International Growth Fund (a)	1,706	32,625
Fidelity Series International Index Fund (a)	1,119	13,703
Fidelity Series International Small Cap Fund (a)	523	11,181
Fidelity Series International Value Fund (a)	2,923	32,652
Fidelity Series Overseas Fund (a)	2,266	32,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $203,715)		208,286

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99	994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	393	3,986
Fidelity Series Corporate Bond Fund (a)	59	649
Fidelity Series Emerging Markets Debt Fund (a)	287	2,606
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	92	872
Fidelity Series Floating Rate High Income Fund (a)	54	497
Fidelity Series Government Bond Index Fund (a)	82	866
Fidelity Series High Income Fund (a)	315	3,006
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series International Developed Markets Bond Index Fund (a)	14	140
Fidelity Series Investment Grade Bond Fund (a)	79	923
Fidelity Series Investment Grade Securitized Fund (a)	62	640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,336	19,899
Fidelity Series Real Estate Income Fund (a)	161	1,885
TOTAL BOND FUNDS (Cost $37,227)		37,019

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $477,209)	496,572
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	496,573

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,713	714	7	(4)	(1)	994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,115	150	21	-	21	3,986
Fidelity Series Blue Chip Growth Fund	17,406	44,040	5,367	6,610	(275)	(2,459)	53,345
Fidelity Series Canada Fund	3,830	10,446	528	267	(11)	729	14,466
Fidelity Series Commodity Strategy Fund	4,388	10,135	3,263	2,237	(552)	(740)	9,968
Fidelity Series Corporate Bond Fund	16	732	99	2	1	(1)	649
Fidelity Series Emerging Markets Debt Fund	863	1,935	169	45	(10)	(13)	2,606
Fidelity Series Emerging Markets Debt Local Currency Fund	286	663	33	29	(1)	(43)	872
Fidelity Series Emerging Markets Fund	2,515	5,483	425	199	(19)	(445)	7,109
Fidelity Series Emerging Markets Opportunities Fund	22,634	54,504	4,098	6,237	(221)	(8,898)	63,921
Fidelity Series Floating Rate High Income Fund	168	381	53	9	(1)	2	497
Fidelity Series Government Bond Index Fund	20	1,002	153	1	-	(3)	866
Fidelity Series Government Money Market Fund 0.08%	410	113	523	-	-	-	-
Fidelity Series High Income Fund	999	2,188	200	69	(2)	21	3,006
Fidelity Series Inflation-Protected Bond Index Fund	3,157	3,536	6,805	66	270	(158)	-
Fidelity Series International Credit Fund	55	1	-	1	-	-	56
Fidelity Series International Developed Markets Bond Index Fund	-	140	-	-	-	-	140
Fidelity Series International Growth Fund	9,418	24,890	1,450	2,157	12	(245)	32,625
Fidelity Series International Index Fund	3,932	10,138	501	287	(8)	142	13,703
Fidelity Series International Small Cap Fund	3,368	8,554	394	1,121	(7)	(340)	11,181
Fidelity Series International Value Fund	9,431	24,832	1,616	1,354	(25)	30	32,652
Fidelity Series Investment Grade Bond Fund	22	1,083	179	2	1	(4)	923
Fidelity Series Investment Grade Securitized Fund	15	720	95	1	-	-	640
Fidelity Series Large Cap Growth Index Fund	10,983	23,256	3,420	807	18	2,971	33,808
Fidelity Series Large Cap Stock Fund	12,008	27,497	2,246	1,880	(69)	398	37,588
Fidelity Series Large Cap Value Index Fund	22,938	52,305	4,225	3,631	(94)	1,014	71,938
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	16,160	915	157	(63)	391	19,899
Fidelity Series Overseas Fund	9,434	23,327	1,634	799	(6)	1,508	32,629
Fidelity Series Real Estate Income Fund	602	1,324	80	44	(1)	40	1,885
Fidelity Series Short-Term Credit Fund	202	98	300	1	6	(6)	-
Fidelity Series Small Cap Opportunities Fund	5,814	14,663	1,113	2,541	(141)	(1,217)	18,006
Fidelity Series Treasury Bill Index Fund	652	332	984	-	-	-	-
Fidelity Series Value Discovery Fund	8,475	20,022	1,831	1,840	(54)	2	26,614
	158,367	390,328	43,563	32,422	(1,256)	(7,304)	496,572

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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